AeroTurbine Restructuring (Narrative) (Details) - AeroTurbine, Inc. [Member] $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Mar. 20, 2017 ft²
Restructuring Cost and Reserve [Line Items]
Expense related to a lower of cost or market adjustment of parts inventory	$ 36.0	$ 38.7
Square footage of leased premises | ft²	264,000
Other operating (loss) income	$ (33.9)	14.0
Pretax loss	$ 123.3	$ 74.0
Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Square footage of leased premises | ft²			64,000